Prepayments and Other Current Assets - Activity in the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	¥ 22,635
Current period provision, net	837
Current period write-offs	(22,630)
Ending balance	4,459
Allowance for the prepayments and other current assets		¥ 0
Cumulative effect of adoption of new accounting standard, adjustment | ASU No. 2016-13
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	3,617
Cumulative effect of adoption of new accounting standard, adjusted balance | ASU No. 2016-13
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	¥ 26,252